Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO(1) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(2) ($)		Average Compensation Actually Paid to Non-PEO NEOs(1) ($)		Value of Initial Fixed $100 Investment Based on:		Net Income(5) ($ in thousands)	Company Selected Performance Measure - Organic Revenue Growth(6)
							Company Total Shareholder Return(3)	Peer Group Total Shareholder Return(4)
2023	24,510,947	29,849,747	9,126,538		8,514,116		127.98	100.66	1,614,000	8.0%
2022(7)	10,497,102	7,343,420	4,705,283	(8)	2,963,509	(8)	N/A	N/A	1,967,000	7.3%

Company Selected Measure Name	Organic revenue growth
Named Executive Officers, Footnote	The dollar amounts reported represent the average of amounts reported for our NEOs as a group (excluding our CEO) in the “Total” column of the SCT in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2023, Messrs. Saccaro, Kass-Hout, Jimenez, Makela, and Zodl, and (ii) for 2022, Messrs. Zodl, Jimenez, and Makela, and Ms. Larson.
Peer Group Issuers, Footnote	The peer group used for this purpose is our Compensation Peer Group. See “Compensation Peer Group” on page 44 for more information.
PEO Total Compensation Amount	$ 24,510,947	$ 10,497,102
PEO Actually Paid Compensation Amount	$ 29,849,747	7,343,420
Adjustment To PEO Compensation, Footnote	CAP to our PEO and the average CAP to our non-PEO NEOs reflect adjustments from total compensation reported in the Summary Compensation Table. The assumptions used to calculate the values for RSUs, PSUs, and Options included in the calculation of CAP did not differ materially from those used to calculate the grant date fair value for such awards. A Monte Carlo simulation model was used to calculate the fair value for PSUs as of the applicable year-end measurement date. A Black-Scholes value was used for Options as of the applicable year-end or vesting date(s), determined using the same methodology used to determine grant date fair value, except that (a) the closing stock price on the applicable reevaluation date was used as the current market price and (b) a reduced expected life was used, given applicable time lapse since grant date. The calculation of CAP for the PEO and Non-PEO NEOs for 2023 is shown in the table below:

Compensation Actually Paid	2023
	PEO ($)	Average Non-PEO ($)
Summary Compensation Table (SCT) Total	24,510,947	9,126,538
Subtract, value of all stock awards and stock options reported in SCT	20,174,586	6,625,058
Add, year-end value of all equity awards granted in the fiscal year that were unvested and outstanding at year-end	19,418,835	5,814,408
Add, change in fair value from prior year-end to current year-end of all prior-year equity awards that were outstanding and unvested at year-end	6,140,594	478,554
Add, change in fair value (from prior year-end to vesting date) of prior-year equity awards that vested in fiscal year	0	197,884
Subtract, prior year-end value of any equity awards forfeited during the fiscal year	0	(478,211)
Subtract, change in pension value reported in SCT	46,043	0
Total Adjustments	5,338,800	(612,422)
Compensation Actually Paid	29,849,747	8,514,116

Non-PEO NEO Average Total Compensation Amount	$ 9,126,538	4,705,283
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,514,116	2,963,509
Adjustment to Non-PEO NEO Compensation Footnote	CAP to our PEO and the average CAP to our non-PEO NEOs reflect adjustments from total compensation reported in the Summary Compensation Table. The assumptions used to calculate the values for RSUs, PSUs, and Options included in the calculation of CAP did not differ materially from those used to calculate the grant date fair value for such awards. A Monte Carlo simulation model was used to calculate the fair value for PSUs as of the applicable year-end measurement date. A Black-Scholes value was used for Options as of the applicable year-end or vesting date(s), determined using the same methodology used to determine grant date fair value, except that (a) the closing stock price on the applicable reevaluation date was used as the current market price and (b) a reduced expected life was used, given applicable time lapse since grant date. The calculation of CAP for the PEO and Non-PEO NEOs for 2023 is shown in the table below:

Compensation Actually Paid	2023
	PEO ($)	Average Non-PEO ($)
Summary Compensation Table (SCT) Total	24,510,947	9,126,538
Subtract, value of all stock awards and stock options reported in SCT	20,174,586	6,625,058
Add, year-end value of all equity awards granted in the fiscal year that were unvested and outstanding at year-end	19,418,835	5,814,408
Add, change in fair value from prior year-end to current year-end of all prior-year equity awards that were outstanding and unvested at year-end	6,140,594	478,554
Add, change in fair value (from prior year-end to vesting date) of prior-year equity awards that vested in fiscal year	0	197,884
Subtract, prior year-end value of any equity awards forfeited during the fiscal year	0	(478,211)
Subtract, change in pension value reported in SCT	46,043	0
Total Adjustments	5,338,800	(612,422)
Compensation Actually Paid	29,849,747	8,514,116
	As noted in the Summary Compensation Table, our 2023 proxy statement inadvertently excluded 2022 UK Pension Saver Plan Company contributions of $167,011 paid to Mr. Makela, which has been included for 2022 amounts.
Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid vs. Organic Revenue Growth
Tabular List, Table	Three Most Important Measures for Linking NEO Pay to Company Performance •Organic revenue growth* •Adjusted EBIT* •Free cash flow*
Total Shareholder Return Amount	$ 127.98
Peer Group Total Shareholder Return Amount	100.66
Net Income (Loss)	$ 1,614,000	$ 1,967,000
Company Selected Measure Amount	0.080	0.073
Additional 402(v) Disclosure	Reflects our TSR, assuming dividend reinvestment, from January 4, 2023 through December 31, 2023.Reflects Net income as reported in each of our Annual Report on Form 10-K for 2022 and the 2023 Form 10-K. Our 2023 proxy statement inadvertently reported Net income attributable to GE HealthCare rather than Net income.We became an independent, public company effective January 3, 2023, but were required to report pursuant to Section 13(a) or 15(d) of the Exchange Act effective as of December 8, 2022. Because we were a subsidiary of GE during 2022, CAP actually paid to our NEOs was largely driven by GE’s stock price and did not bear a close relationship to our Net income or Organic revenue growth for 2022. The Company did not have a TSR in 2022.
Measure:: 1
Pay vs Performance Disclosure
Other Performance Measure, Amount	19,767,000,000	18,341,000,000
Name	Organic revenue growth*
Non-GAAP Measure Description	Organic revenue for 2023 and 2022 was $19,767 million and $18,341 million, respectively, as reported in the 2023 Form 10-K. For a reconciliation of Organic revenue, see Item 7 in the 2023 Form 10-K.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBIT*
Measure:: 3
Pay vs Performance Disclosure
Name	Free cash flow*
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,338,800
PEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	20,174,586
PEO | Equity Awards Granted in Fiscal Years, Unvested and Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	19,418,835
PEO | Equity Awards Granted in Prior Years, Unvested and Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	6,140,594
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
PEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	46,043
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(612,422)
Non-PEO NEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	6,625,058
Non-PEO NEO | Equity Awards Granted in Fiscal Years, Unvested and Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	5,814,408
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested and Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	478,554
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	197,884
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(478,211)
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 0
Non-PEO NEO | Mr. Makela [Member] | UK Pension Saver Plan Company Contribution Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 167,011